Transfer of Assets	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Transfer of Assets	Transfer of Assets
Throughout the year, employees may transfer to various positions within the Company. This may result in a transfer to or from the Plan to another plan sponsored by the Company. This is shown as a transfer to or from the Plan on the Statement of Changes in Net Assets Available for Benefits.